                               ING INVESTORS TRUST

                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

                       Supplement Dated February 13, 2004
                           To Adviser Class Prospectus
                                Dated May 1, 2003


ING JANUS GROWTH AND INCOME PORTFOLIO

Effective February 13, 2004, the following replaces the third paragraph of the "More on the Portfolio Manager" section on pages 13 and 14 of the Prospectus:

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                POSITION AND RECENT BUSINESS EXPERIENCE
----                                ---------------------------------------
Minyoung Sohn                       Prior to joining Janus in 1998, Mr.
                                    Sohn earned a bachelor's degree in
                                    government and economics from Dartmouth
                                    College, where he graduated cum laude. He
                                    has earned the right to use the Chartered
                                    Financial Analyst designation.

                                    Previously, Mr. Sohn was assistant Portfolio
                                    Manager of Janus Growth and Income Fund and
                                    Janus Mercury Fund. He also was responsible for equity research with a focus on domestic large-capitalization companies in the banks and financials, retail, Internet, and new media industries.

ING JANUS GROWTH AND INCOME AND ING JANUS SPECIAL EQUITY PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Janus Growth and Income Portfolio and ING Janus Special Equity Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below.

1. The following replaces the percentages in the chart on pages 40 and 41 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS A SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                 DISTRIBUTION                                 TOTAL           FEE          TOTAL NET
                   MANAGEMENT      (12B-1)      SHAREHOLDER      OTHER      OPERATING    WAIVER/EXPENSE    OPERATING
                       FEE          FEE(2)     SERVICES FEE   EXPENSES(3)   EXPENSES     REIMBURSEMENT     EXPENSES
                   ----------    ------------  ------------   -----------   ---------    --------------    ----------
Janus Growth
  and Income        0.81%(7)        0.25%          0.25%         0.01%        1.32%          0.10%         1.22%(6)

Janus Special
  Equity            0.81%(7)        0.25%          0.25%         0.01%        1.32%          0.10%         1.22%(6)

(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) Directed Services, Inc. ("DSI") has agreed to waive a portion of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(6) A portion of the brokerage commissions that the ING Eagle Asset Value Equity, ING Janus Growth and Income, ING Janus Special Equity, ING JPMorgan Fleming Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management Voluntary Fee Waiver, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2002 would have been 1.08%, 1.21%, 1.25%, 1.29%, 1.05%, 0.95%, 0.96%, and 1.03%, respectively. This arrangement may be discontinued at any time.

(7) Annualized as of January 1, 2004.

2. The "Example" table on page 42 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
                                 ------                 -------                 -------               --------
Janus Growth and Income           $124                    $408                   $714                   $1582
Janus Special Equity              $124                    $408                   $714                   $1582

ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. ING JPMorgan Fleming Small Cap Equity Portfolio's and its sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Prospectus are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

                       Supplement Dated February 13, 2004
                        To Institutional Class Prospectus
                                Dated May 1, 2003


ING Janus Growth and Income Portfolio

Effective February 13, 2004, the following replaces the third paragraph of the "More on the Portfolio Manager" section on page 11 Prospectus:

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                POSITION AND RECENT BUSINESS EXPERIENCE
----                                ---------------------------------------
Minyoung Sohn                       Prior to joining Janus in 1998, Mr.
                                    Sohn earned a bachelor's degree in
                                    government and economics from Dartmouth
                                    College, where he graduated cum laude. He
                                    has earned the right to use the Chartered
                                    Financial Analyst designation.

                                    Previously, Mr. Sohn was assistant Portfolio
                                    Manager of Janus Growth and Income Fund and
                                    Janus Mercury Fund. He also was responsible for equity research with a focus on domestic large-capitalization companies in the banks and financials, retail, Internet, and new media industries.

ING Janus Growth and Income and ING Janus Special Equity Portfolios

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Janus Growth and Income Portfolio and ING Janus Special Equity Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below.

1. The following replaces the percentages in the chart on pages 41 and 42 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                MANAGEMENT           DISTRIBUTION               OTHER             TOTAL OPERATING
                                   FEE               (12B-1) FEE             EXPENSES(2)             EXPENSES
                                ----------           ------------            -----------          ---------------
Janus Growth and Income          0.81%(6)                0.00%                  0.01%                0.82%(5)
Janus Special Equity             0.81%(6)                0.00%                 0.01%(3)              0.82%(5)

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(5) A portion of the brokerage commissions that the ING Eagle Asset Value Equity, ING Janus Growth and Income, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research, and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2002 would have been 0.69%, 0.83%, 0.82%, 0.88%, 0.72%, 0.59%,
0.59%, and 0.64%, respectively.

(6) Annualized as of January 1, 2004.

2. The "Example" table beginning on page 42 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
                                ------                 -------                 -------               --------
Janus Growth and Income            $84                    $262                   $455                   $1014
Janus Special Equity               $84                    $262                   $455                   $1014


ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. ING JPMorgan Fleming Small Cap Equity Portfolio's and its sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Prospectus are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

                       Supplement Dated February 13, 2004
                         To Retirement Class Prospectus
                              Dated August 1, 2003

ING JANUS GROWTH AND INCOME PORTFOLIO

Effective February 13, 2004, the following replaces the third paragraph of the "More on the Portfolio Manager" section on page 12 of the Prospectus:

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

Name                                Position and Recent Business Experience
----                                ---------------------------------------
Minyoung Sohn                       Prior to joining Janus in 1998, Mr.
                                    Sohn earned a bachelor's degree in
                                    government and economics from Dartmouth
                                    College, where he graduated cum laude. He
                                    has earned the right to use the Chartered
                                    Financial Analyst designation.

                                    Previously, Mr. Sohn was assistant Portfolio
                                    Manager of Janus Growth and Income Fund and
                                    Janus Mercury Fund. He also was responsible for equity research with a focus on domestic large-capitalization companies in the banks and financials, retail, Internet, and new media industries.

ING JANUS GROWTH AND INCOME AND ING JANUS SPECIAL EQUITY PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Janus Growth and Income Portfolio and ING Janus Special Equity Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below:

1. The following replaces the percentages in the chart on pages 42 and 43 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS R SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                   Distribution                     Total                  Total Net
                                     Shareholder     (12b-1)         Other        Operating    Fee         Operating
                    Management Fee   Service Fee      Fee(2)      Expenses(3)     Expenses     Waiver(2)   Expenses
                    --------------   -----------      ------      -----------     --------     ---------   --------
Janus Growth and
   Income              0.81(7)          0.25%         0.50%          0.01%          1.57%        0.15%     1.42%(5)
Janus Special
   Equity              0.81(7)          0.25%         0.50%        0.01%(5)         1.57%        0.15%     1.42%(5)

(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) DSI has contractually agreed to waive a portion of the distribution fee for Class R shares of the Portfolio, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least July 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(5) A portion of the brokerage commissions that the ING Eagle Asset Value Equity, ING Janus Growth and Income, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research, and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the ING MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2002 would have been 1.29%, 1.43%, 1.42%, 1.48%, 1.32%, 1.19%,
1.19%, and 1.24%, respectively.

(7) Annualized as of January 1, 2004.

2. The "Example" table on page 43 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
                                 ------                 -------                 -------               --------
Janus Growth and Income           $145                    $481                   $841                   $1855
Janus Special Equity              $145                    $481                   $841                   $1855


ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. ING JPMorgan Fleming Small Cap Equity Portfolio's and its sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Prospectus are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

                       Supplement Dated February 13, 2004
                           To Service Class Prospectus
                                Dated May 1, 2003


ING JANUS GROWTH AND INCOME

Effective February 13, 2004, the following replaces the third paragraph of the "More on the Portfolio Manager" section on page 10 of the Prospectus:

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

Name                                Position and Recent Business Experience
----                                ---------------------------------------
Minyoung Sohn                       Prior to joining Janus in 1998, Mr.
                                    Sohn earned a bachelor's degree in
                                    government and economics from Dartmouth
                                    College, where he graduated cum laude. He
                                    has earned the right to use the Chartered
                                    Financial Analyst designation.

                                    Previously, Mr. Sohn was assistant Portfolio
                                    Manager of Janus Growth and Income Fund and
                                    Janus Mercury Fund. He also was responsible for equity research with a focus on domestic large-capitalization companies in the banks and financials, retail, Internet, and new media industries.

ING JANUS GROWTH AND INCOME AND ING JANUS SPECIAL EQUITY PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Janus Growth and Income and ING Janus Special Equity Portfolios (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below:

1. The following replaces the percentages to the chart on page 39 of the Prospectus for the Portfolios. The chart (including the footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                           Management          Distribution       Shareholder          Other         Total Operating
                              Fee              (12b-1) Fee       Services Fee       Expenses(2)       Expenses(5)
                              ---              -----------       ------------       -----------       -----------
Janus Growth and
   Income                   0.81%(6)             0.00%             0.25%              0.01%            1.07%(5)
Janus Special Equity        0.81%(6)             0.00%             0.25%              0.01%            1.07%(5)

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(5) A portion of the brokerage commissions that the ING Eagle Asset Value Equity, ING Janus Growth and Income, ING Janus Special Equity, ING JPMorgan Small Cap Equity, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Research and ING MFS Total Return Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2002 would have been 0.94%, 1.08%, 1.07%, 1.13%, 0.97%, 0.84%, 0.84%, and
0.89%, respectively. This arrangement may be discontinued at any time.

(6) Annualized as of January 1, 2004.

2. The "Example" table on page 40 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                 1 Year                 3 Years                 5 Years               10 Years
                                 ------                 -------                 -------               --------
Janus Growth and Income           $109                    $340                   $590                   $1306
Janus Special Equity              $109                    $340                   $590                   $1306

ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. ING JPMorgan Fleming Small Cap Equity Portfolio's and its sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Prospectus are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                        ING AIM MID CAP GROWTH PORTFOLIO
                ING GOLDMAN SACHS INTERNET TOLLKEEPERSM PORTFOLIO
                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO
                ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                       Supplement Dated February 13, 2004
                 To Adviser, Institutional, and Service Classes
                       Statement of Additional Information
                                Dated May 1, 2003

ING GOLDMAN SACHS INTERNET TOLLKEEPERSM, ING JANUS GROWTH AND INCOME, ING JANUS SPECIAL EQUITY, AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as unified fee) for ING Goldman Sachs Internet TollkeeperSM, ING Janus Growth and Income, ING Janus Special Equity, and ING Van Kampen Equity Growth Portfolios were reduced. Consequently, the chart beginning on page 80 of the "The Management Agreement" section of the Statement of Additional Information is revised to reflect the new management fee structure for ING Goldman Sachs Internet TollkeeperSM , ING Janus Growth and Income, ING Janus Special Equity, and ING Van Kampen Equity Growth Portfolios only. The chart (including footnotes) remains unchanged for ING Investors Trust's other portfolios.

Goldman Sachs Internet                                  1.35% on first $1 billion in assets
TollkeeperSM                                     1.25% of amount in excess of $1 billion in assets

                                       0.8100% on first $250 million in combined assets of these portfolios;
Janus Growth and Income                                    0.7700% on next $400 million;
Janus Special Equity                                       0.7300% on next $450 million;
                                                    0.6700% on assets in excess of $1.1 billion

Van Kampen Equity Growth                                     0.65% on first $1 billion
                                                                 0.60% thereafter

ING AIM MID CAP GROWTH, ING GOLDMAN SACHS INTERNET TOLLKEEPER SM, ING JANUS GROWTH AND INCOME, ING JANUS SPECIAL EQUITY, ING SALOMON BROTHERS ALL CAP, ING SALOMON BROTHERS INVESTORS, AND ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIOS

Effective January 1, 2004, the portfolio management fees for ING AIM Mid Cap Growth, ING Goldman Sachs Internet TollkeeperSM, ING Janus Growth and Income, ING Janus Special Equity, ING Salomon Brothers All Cap, ING Salomon Brothers Investors, and ING T. Rowe Price Capital Appreciation Portfolios (the "Portfolios") were reduced. The "Portfolio Management Fee" column of the "Portfolio Managers" chart beginning on page 83 of the Statement of Additional Information is amended to reflect the following changes for only the Portfolios specified. The chart (except as revised below) remains unchanged for ING Investors Trust's other portfolios.

         PORTFOLIO MANAGER                        PORTFOLIO                     PORTFOLIO MANAGEMENT FEE
         -----------------                        ---------                     ------------------------
AIM Capital Management, Inc.          AIM Mid Cap Growth                     0.45% on the first $50 million
                                                                             0.40% on the next $450 million
                                                                             0.375% on the next $500 million
                                                                                 0.35% above $1 billion

Goldman Sachs Asset Management,       Goldman Sachs Internet                  0.70% on the first $1 billion
L.P.(1)                               TollkeeperSM                           0.65% on assets in excess of $1
                                                                                         billion

Janus Capital Management LLC          Janus Growth and Income                  0.45% on first $500 million
                                      Janus Special Equity                    0.4250% on next $500 million
                                                                                    0.40% thereafter

Salomon Brothers Asset Management     Salomon Brothers All Cap (2)             0.43% on first $150 million
Inc.                                                                           0.40% on next $350 million
                                      Salomon Brothers Investors (3)            0.35% above $500 million

T. Rowe Price Associates, Inc.        ING T. Rowe Price Capital                0.50% of first $250 million
                                      Appreciation Portfolio**                 0.40% of next $250 million
                                                                             0.40% on all assets once assets
                                                                           reach $500 million up to $1 billion
                                                                                    0.35% thereafter

** The assets of ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio are aggregated with those of series that are managed by T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. has voluntarily agreed to waive 5% of the advisory fees payable for the Portfolio and such other series based upon their combined assets.

(1) Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Investment Management Division of Goldman, Sachs & Co. served as Portfolio Manager. On or about April 26, 2003, Goldman Sachs Asset Management, L.P. assumed Goldman Sachs' portfolio management responsibilities for the Portfolio.

(2) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers All Cap Portfolio are aggregated with those of ING Salomon Brothers Capital Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management Inc.

(3) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers Investors Portfolio are aggregated with those of ING Salomon Brothers Investors Value Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. The Portfolio's and sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                        ING AIM MID CAP GROWTH PORTFOLIO
                ING GOLDMAN SACHS INTERNET TOLLKEEPERSM PORTFOLIO
                      ING JANUS GROWTH AND INCOME PORTFOLIO
                       ING JANUS SPECIAL EQUITY PORTFOLIO
                 ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO
                     ING SALOMON BROTHERS ALL CAP PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO
                ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                       Supplement Dated February 13, 2004
                               To Retirement Class
                       Statement of Additional Information
                              Dated August 1, 2003

ING GOLDMAN SACHS INTERNET TOLLKEEPERSM, ING JANUS GROWTH AND INCOME, ING JANUS SPECIAL EQUITY, AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Goldman Sachs Internet TollkeeperSM , ING Janus Growth and Income, ING Janus Special Equity, and ING Van Kampen Equity Growth Portfolios were reduced. Consequently, the chart beginning on page 76 of the "The Management Agreement" section of the Statement of Additional Information is revised to reflect the new management fee structure for ING Goldman Sachs Internet TollkeeperSM, ING Janus Growth and Income, ING Janus Special Equity, and ING Van Kampen Equity Growth Portfolios only. The chart (including footnotes) remain unchanged for ING Investors Trust's other portfolios.

Goldman Sachs Internet                                  1.35% on first $1 billion in assets
TollkeeperSM                                     1.25% of amount in excess of $1 billion in assets

                                       0.8100% on first $250 million in combined assets of these portfolios;
Janus Growth and Income                                    0.7700% on next $400 million;
Janus Special Equity                                       0.7300% on next $450 million;
                                                    0.6700% on assets in excess of $1.1 billion

Van Kampen Equity Growth                                     0.65% on first $1 billion
                                                                 0.60% thereafter

ING AIM MID CAP GROWTH, ING GOLDMAN SACHS INTERNET TOLLKEEPER SM, ING JANUS GROWTH AND INCOME, ING JANUS SPECIAL EQUITY, ING SALOMON BROTHERS ALL CAP, ING SALOMON BROTHERS INVESTORS, AND ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIOS

Effective January 1, 2004, the portfolio management fees for ING AIM Mid Cap Growth, ING Goldman Sachs Internet TollkeeperSM, ING Janus Growth and Income, ING Janus Special Equity, ING Salomon Brothers All Cap, ING Salomon Brothers Investors, and ING T. Rowe Price Capital Appreciation Portfolios ("Portfolios") were reduced. The "Portfolio Management Fee" column of the "Portfolio Managers" chart beginning on page 79 of the Statement of Additional Information is amended to reflect the following changes for only the Portfolios specified. The chart
(except as revised below) remains unchanged for ING Investors Trust's other portfolios.


PORTFOLIO MANAGER                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
-----------------                 ---------                                   ------------------------
AIM Capital Management, Inc.      AIM Mid Cap Growth                        0.45% on the first $50 million
                                                                            0.40% on the next $450 million
                                                                           0.375% on the next $500 million
                                                                                0.35% above $1 billion
Goldman Sachs Asset Management,   Goldman Sachs Internet                         0.70% on the first $1 billion
L.P.(1)                           TollkeeperSM                             0.65% on assets in excess of $1 billion

Janus Capital Management LLC      Janus Growth and Income                       0.45% on first $500 million
                                  Janus Special Equity                       0.4250% on next $500 million
                                                                                   0.40% thereafter

Salomon Brothers Asset            Salomon Brothers All Cap(2)                0.43% on first $150 million
Management Inc.                                                               0.40% on next $350 million
                                  Salomon Brothers Investors (3)               0.35% above $500 million

T. Rowe Price Associates, Inc.    ING T. Rowe Price Capital                  0.50% of first $250 million
                                  Appreciation Portfolio**                    0.40% of next $250 million
                                                                        0.40% on all assets once assets reach
                                                                            $500 million up to $1 billion;
                                                                                   0.35% thereafter


** The assets of ING T. Rowe Price Capital Appreciation Portfolio and ING T. Rowe Price Equity Income Portfolio are aggregated with those of series that are managed by T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. has voluntarily agreed to waive 5% of the advisory fees payable for the Portfolio and such other series based upon their combined assets.

(1) Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Investment Management Division of Goldman, Sachs & Co. served as Portfolio Manager. On or about April 26, 2003, Goldman Sachs Asset Management, L.P. assumed Goldman Sachs' portfolio management responsibilities for the Portfolio.

(2) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers All Cap Portfolio are aggregated with those of ING Salomon Brothers Capital Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management Inc.

(3) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of Salomon Brothers Investors Portfolio are aggregated with those of ING Salomon Brothers Investors Value Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

ING JPMORGAN FLEMING SMALL CAP EQUITY PORTFOLIO

As the result of an internal reorganization, J.P. Morgan Fleming merged into affiliate J.P. Morgan Investment Management Inc., effective September 1, 2003. The Portfolio's and sub-adviser's names have changed to reflect this merger. All references to "J.P. Morgan Fleming Asset Management (U.S.A.) Inc." and "ING JPMorgan Fleming Small Cap Equity Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "J.P. Morgan Investment Management Inc." and "ING JPMorgan Small Cap Equity Portfolio," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.